LEASES (Schedule of rental expense) (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
LEASES [Abstract]
Minimum rental expense	$ 1,732,220	$ 1,726,817	$ 1,752,764
Contingent rental expense	732,220	736,406	743,248
Operating leases rent expense minimum and contingent rentals	2,464,440	2,463,223	2,496,012
Sublease rental income	5,985,195	6,161,173	6,222,388
Excess of sublease income over expense	$ 3,520,755	$ 3,697,950	$ 3,726,376